Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	ARROW ETF TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001532206
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	arrow
Document Creation Date	dei_DocumentCreationDate	May 31, 2023
Document Effective Date	dei_DocumentEffectiveDate	Jun. 01, 2023
Prospectus Date	rr_ProspectusDate	Jun. 01, 2023
Arrow Dow Jones Global Yield ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that generally correspond, before fees and expenses, to the price and yield performance of the Dow Jones Global Composite Yield Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, on their purchases and sales of shares in the secondary market, which are not reflected in the table or the example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	59.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund uses a “passive” or “indexing” investment approach to seek to track the price and yield performance of the Index. Unlike many investment companies, the Fund does not try to “beat” the Index and does not seek temporary defensive positions when markets decline.

Under normal circumstances, the Fund invests at least 80% of its total assets in the component securities of the Index (or depositary receipts representing those securities). The Index seeks to identify the 150 highest yielding investable securities in the world within three “asset classes.”

The three global “asset classes” in the Index are equity securities, fixed income securities and alternative investments, and the asset classes are represented in the Index by the following five types of securities:

• Equity securities are represented by depository receipts, common stocks and preferred stocks of companies of any size, including small and medium-sized companies;

• Fixed income securities (sometimes referred to as “debt securities” or “bonds”) are represented by:

• Sovereign debt securities; and

• Corporate bonds, including investment and non-investment (or “junk”) bonds; and

• Alternative investments are represented by:

• Real estate securities, including REITs; and

Common Stocks are the common equity securities issued by corporate issuers and usually include voting rights.

Preferred Stocks are equity securities issued by corporate issuers that typically pay dividends and have a higher claim on the assets of an issuer than common stock in a bankruptcy or similar proceeding, but do not include voting rights.

Depositary Receipts are receipts for shares of a foreign-based company that entitles the holder to distributions on the underlying security.

Corporate Bonds are debt securities issued by corporate issuers. They typically pay dividends and have a higher claim on an issuer’s assets in a bankruptcy or similar proceeding but do not include voting rights or other equity characteristics.

Sovereign Debt Securities are debt securities issued or supported by domestic or foreign governments, their agencies and municipalities. Sovereign debt securities can be backed by the general credit of the government issuer or by a specific revenue source, such as a toll road.

• Energy-related investments, including preferred stocks of energy companies, royalty income trusts (“royalty trusts”) and MLPs. Investments in MLPs will not exceed 25% of the Fund’s assets.

Each type of security (i.e., equity, sovereign debt, corporate bond, real estate and energy securities) is equal weighted at 20% of the Index on rebalance and reconstitution dates and represented by approximately 30 component securities in the Index. The Index is rebalanced and reconstituted at the end of each calendar quarter.

Between quarter-ends, the relative weights of the types of securities in the Index will fluctuate with changes in the component securities’ market values. Since the Index is composed of securities of all five types, there may be times when lower yielding securities of one type are selected for the Index and higher yielding securities of another type are not.

REITs are real estate investment trusts. REITs are investment trusts, corporations, or associations that invest in real estate assets and/or interests in mortgages on real estate assets. REITs include similar investment vehicles that invest in real estate assets, pay dividends and are treated as REITs for tax purposes.

Royalty Trusts are investment trusts that invest in natural resource companies. They may buy natural resource companies and/or the right to these companies’ cash flows and/or royalties from the production and sale of natural resources.

MLPs are master limited partnerships. Many MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources.

The Index aggregates five different sub-indexes to identify its component securities – one sub-index for each type of security. The component securities of each sub-index are equal-weighted. The equity, real estate and energy sub-indexes are rebalanced quarterly and reconstituted annually. The sovereign and corporate debt sub-indexes are rebalanced and reconstituted quarterly.

Securities in the Index may include securities from developed or emerging market countries and securities of any market capitalization and credit quality, including junk bonds. Preferred stocks, other debt securities, convertible securities and sovereign debt securities may be rated by credit rating agencies and their ratings may be considered by the Index’s methodology. The Fund may be concentrated in an industry or group of industries or in a sector to the extent the Index is concentrated in an industry or group of industries or sector.

Although it is expected that the Fund will invest in all of the positions in the Index in the same weight as they appear in the Index (i.e., replicate the Index), the Fund may use a “sampling” methodology to seek its investment objective. Sampling involves using a quantitative analysis to select securities that in the aggregate have investment characteristics resembling the Index in terms of key risk factors, performance attributes and other characteristics. The Fund may invest up to 20% of its total assets in instruments that are not component securities of the Index, including other exchange-traded funds (“ETFs”).

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk [Text Block]	rr_RiskTextBlock

As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value, price of shares, and performance.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its objective.

  Concentration Risk: A significant percentage of the Index may be comprised of issuers in a single industry or group of industries. If the Fund is focused in an industry or group of industries, the value of Shares of the Fund (“Shares”) may rise and fall more than the value of shares of funds that invest in a broader range of securities.
  Counterparty Risk: The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to particular securities or asset classes without actually purchasing those securities or investments. These financial instruments may involve risks that are different from those associated with ordinary portfolio securities transactions, and expose the Fund to the risk that the counterparty will be unable or unwilling to pay obligations due to the Fund.
  Currency Risk: Currency risk is the potential for price fluctuations in the dollar value of foreign securities because of changing currency exchange rates. Because the Fund’s NAV is determined on the basis of U.S. dollars, the Fund may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up.
  Early Close/Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.
  Equity Securities Risk: Fluctuations in the value of equity securities held by the Fund will cause the NAV of the Fund to fluctuate.
  Common Stock Risks: Common stocks may decline significantly in price over short of extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, country or sector of the market. Common stock is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.

  Preferred Stock Risks: Preferred stocks are subject not only to risks generally applicable to equity securities, but also risks associated with fixed-income securities, such as interest rate risk. A company’s preferred stock, which may pay fixed or variable rates of return, generally pays dividends only after the company makes required payments to creditors, including vendors, depositors, counterparties, holders of its bonds and other fixed-income securities. As a result, the value of a company’s preferred stock will react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred stock may be less liquid than many other types of securities, such as common stock, and generally has limited or no voting rights. In addition, preferred stock is subject to the risks that a company may defer or not pay dividends, and, in certain situations, may call or redeem its preferred stock or convert it to common stock.
  ETF Structure Risks: The Fund is structured as an ETF and as a result is subject to the special risks, including:
o	Not Individually Redeemable: Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as “Creation Units.” There can be no assurance that there will be sufficient liquidity in Shares in the secondary market to permit assembly of a Creation Unit. In addition, investors may incur brokerage and other costs in connection with assembling a Creation Unit.
o	Trading Issues: Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, which may result in the Shares being delisted. An active trading market for Shares may not be developed or maintained. If the securities in the Fund’s portfolio are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants (“Authorized Participants”) that can post collateral on an agency basis is limited, which may limit the market for Shares.
•	Fixed-Income Securities Risk: Fixed-income securities are subject to special risks, including interest rate risk, credit risk and prepayment risk.
o	Interest Rate Risk: Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. Generally, the value of debt securities falls as interest rates rise. Fixed income securities differ in their sensitivities to changes in interest rates. Fixed income securities with longer effective durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter effective durations.
o	Credit Risk: Credit risk is the risk that the inability or perceived inability of an issuer to make interest and principal payments will cause the value of its securities to decrease, and cause the Fund a loss. If an issuer’s financial health deteriorates, it may result in a reduction of the credit rating of the issuer’s securities. Declines in credit quality can result in bankruptcy for the issuer and permanent loss of investment. The fixed income securities held by the Fund are subject to the risk that the issuer will be unwilling or unable to satisfy its obligations to the Fund, including the periodic payment of interest or the payment of principal upon maturity.
o	Prepayment Risk: Prepayment risk is the risk that issuers of callable securities with high interest coupons prepay (or “call”) their bonds before their maturity date due to falling interest rates. If a call were exercised by the issuer during a period of declining interest rates, the Fund is likely to have to replace such called security with a lower yielding security. If that were to happen, it would decrease the Fund’s net investment income.
•	Foreign Markets Risk: Foreign investments are subject to the same risks as domestic investments and additional risks, including international trade, currency, political, regulatory and diplomatic risks, which may affect their value. Foreign markets are subject to special risks associated with foreign investments including, but not limited to: lower levels of liquidity and market efficiency; greater securities price volatility; exchange rate fluctuations and exchange controls; limitations on foreign ownership of securities; imposition of withholding or other taxes; imposition of restrictions on the expatriation of the assets of the Fund; difficulties in enforcing contractual obligations; lower levels of regulation of the securities market; risks in clearance and settlement processes; and weaker accounting, disclosure and reporting requirements. Shareholder and bondholder rights under the laws of some foreign countries may not be as favorable as U.S. laws. Also, foreign securities are subject to the risk that their market price may not reflect the issuer’s condition because there is not sufficient publicly available information about the issuer.

  Investing in Other ETFs Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in bonds. Each ETF is subject to specific risks, depending on its investments.
  “Junk Bond” Risk: Non-investment grade securities and unrated securities of comparable credit quality – generally known as junk bonds – are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations and are considered highly speculative. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions whether real or perceived, and adverse economic conditions. In addition, there may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell. Issuers of lower-rated securities also have a greater risk of default and bankruptcy.
  Liquidity Risk: Some securities held by the Fund may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time, the Fund may incur a loss and may not achieve a high correlation with the Index.
  Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.
•	Market Price Variance Risk: The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.
o	In times of market stress, market makers may step away from their role of market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and the Fund’s NAV.
o	The market price for Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price.
o	When all or a portion of an ETF’s underlying securities trade in a market that is closed when the market for Shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of Shares and the Fund’s NAV.
  In stressed market conditions, the market for Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of Shares may, in turn, lead to differences between the market value of Shares and the Fund’s NAV.
  MLP Securities Risk: Investments in the debt and equity securities of MLPs involve risks that differ from an investment in common stock. Holders of units of MLPs have more limited control rights and limited rights to vote on matters affecting the MLP as compared to holders of stock of a corporation. MLPs are controlled by their general partners, which may be subject to conflicts of interest.

General partners typically have limited fiduciary duties to an MLP, which could allow a general partner to favor its own interests over the MLP’s interests. General partners of MLPs also often have limited call rights that may require unitholders to sell their common units at an undesirable time or price. MLPs may issue additional common units without unitholder approval, which would dilute the interests of existing unitholders, including the Fund’s ownership interest. The amount of cash that each individual MLP can distribute to the Fund, which the Fund then uses to pay or distribute to its shareholders, will depend on the amount of cash the MLP generates from operations. This will vary from quarter to quarter depending on factors affecting the natural gas infrastructure market generally and on factors affecting the particular business lines of the MLP. Available cash will also depend on an MLP’s level of operating costs (including incentive distributions to its general partner), level of capital expenditures, debt service requirements, acquisition costs (if any), fluctuations in working capital needs and other factors. One benefit of MLPs depends largely on the MLPs being classified as partnerships for federal tax purposes and the MLPs having no federal income tax liability at the entity level. A change in current federal tax law or a change in an MLP’s business might cause the MLP not to be taxed as a partnership. Treatment of one or more MLPs as a corporation for federal tax purposes could affect the Fund’s ability to meet its investment objective and would reduce the amount of cash available to pay or distribute to shareholders.

  MLP Tax Risks: The benefit you are expected to derive from the Fund’s investments in MLPs depends largely on the MLPs being classified as partnerships for federal tax purposes. As a partnership, an MLP has no federal income tax liability at the entity level. If, as a result of a change in current law or a change in an MLP’s business, an MLP were treated as a corporation for federal purposes, the MLP would be obligated to pay federal income tax on its taxable income at the corporate tax rate and the amount of cash available for distribution would be reduced and part of all of the distributions the Fund receives might be taxed entirely as dividend income. Therefore, treatment of one or more MLPs as a corporation for federal tax purposes could affect the Fund’s ability to meet its investment objective and would reduce the amount of cash available to pay or distribute to shareholders.
  Non-Correlation Risk: The Fund’s return may not match the return of the Index for a number of reasons, including: the Fund incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities; the Fund may not be fully invested at times; the performance of the Fund and the Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Index resulting from legal restrictions, cost or liquidity constraints and; if used, representative sampling may cause the Fund’s tracking error to be higher than would be the case if the Fund purchased all of the securities in the Index.
  Passive Strategy/Index: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of underlying securities. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  REIT Risk: Investments in securities of real estate companies involve risks including, among others, adverse changes in national, state or local real estate conditions; obsolescence of properties; changes in the availability, cost and terms of mortgage funds; and the impact of changes in environmental laws. The value of a REIT can depend on the structure of and cash flow generated by the REIT. In addition, like mutual funds, REITs have expenses, including advisory and administration fees, which are paid by their shareholders. Further, the failure of a company to qualify as a REIT or comply with applicable federal tax requirements could have adverse consequences for the Fund, including significantly reducing return to the Fund on its investment.
  RIC Qualification Risk: To qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended, the Fund must meet certain income source, asset diversification and annual distribution requirements. The Fund’s MLP investments may make it more difficult for the Fund to meet these requirements. The asset diversification requirements include a requirement that, at the end of each quarter of each taxable year, not more than 25% of the value of the Fund’s total assets is invested in the securities (including debt securities) of one or more “qualified publicly traded partnerships”; the Fund anticipates that the MLPs in which it invests will be “qualified publicly traded partnerships”. If the Fund’s MLP investments exceed this 25% limitation, then the Fund would not satisfy the diversification requirements and could fail to qualify as a RIC. If, in any taxable year, the Fund fails to qualify as a RIC for any reason, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of our distributions.
  Royalty Trust Risk: Investments in royalty trusts, which differ from owning shares of a corporation, will have varying degrees of risk depending on the sector and the underlying assets. They will also be subject to general risks associated with business cycles, commodity prices, interest rates, and other economic factors. Typically, royalty trusts are more volatile than fixed-income securities and preferred shares. To the extent that claims against a royalty trust are not satisfied by the trust, investors in the trust (including the Fund if it is an investor in the Trust) could be held responsible for those claims. Royalty trusts may be subject to certain risks associated with a decline in demand for crude oil, natural gas and refined petroleum products, which, in turn, could adversely affect income and royalty trust revenues and cash flows. Factors that could lead to a decrease in market demand include a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand for such products. A rising interest rate environment could adversely impact the performance of royalty trusts. Rising interest rates could limit the capital appreciation of royalty trusts because of the increased availability of alternative investments at more competitive yields.
  Sampling Risk: The Fund’s use of a representative sampling approach, if used, could result in its holding a smaller number of securities than are in the Index. As a result, an adverse development with an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Index. To the extent the assets in the Fund are smaller, these risks will be greater.
  Sector Risk: Securities in the sectors of the Index or in the Fund’s portfolio may underperform in comparison to the general securities markets or other sectors.
  Small and Medium Capitalization Company Risk: Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These companies may be more dependent on single products or key personnel, and may be newer than larger, more established companies with less information to evaluate.
  Sovereign Debt Securities Risk: Investments in sovereign debt obligations involve special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Fund’s net asset value, may be more volatile than prices of U.S. debt obligations. In the past, certain non-U.S. markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Shares over time to the performance of the Index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.ArrowFunds.com or by calling 1-877-277-6933 (1-877-ARROW-FD).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Shares for each full calendar year since the Fund’s inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-277-6933 (1-877-ARROW-FD)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ArrowFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return (Year ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	12/31/2020	21.16%
Worst Quarter	3/31/2020	(38.21)%
The year-to-date return as of the most recent calendar quarter which ended March 31, 2023 was 0.80%.
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(38.21%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of December 31, 2022)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.

Arrow Dow Jones Global Yield ETF | Dow Jones Global Composite Yield Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(7.38%)	[1]
5 Years	rr_AverageAnnualReturnYear05	0.87%	[1]
10 Years	rr_AverageAnnualReturnYear10	1.06%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	1.82%	[1],[2]
Arrow Dow Jones Global Yield ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with all funds, there is the risk that you could lose money through your investment in the Fund.
Arrow Dow Jones Global Yield ETF | Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Concentration Risk: A significant percentage of the Index may be comprised of issuers in a single industry or group of industries. If the Fund is focused in an industry or group of industries, the value of Shares of the Fund (“Shares”) may rise and fall more than the value of shares of funds that invest in a broader range of securities.
Arrow Dow Jones Global Yield ETF | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Counterparty Risk: The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to particular securities or asset classes without actually purchasing those securities or investments. These financial instruments may involve risks that are different from those associated with ordinary portfolio securities transactions, and expose the Fund to the risk that the counterparty will be unable or unwilling to pay obligations due to the Fund.
Arrow Dow Jones Global Yield ETF | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Currency Risk: Currency risk is the potential for price fluctuations in the dollar value of foreign securities because of changing currency exchange rates. Because the Fund’s NAV is determined on the basis of U.S. dollars, the Fund may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up.
Arrow Dow Jones Global Yield ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Early Close/Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.
Arrow Dow Jones Global Yield ETF | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk: Fluctuations in the value of equity securities held by the Fund will cause the NAV of the Fund to fluctuate.
Arrow Dow Jones Global Yield ETF | Common Stock Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Common Stock Risks: Common stocks may decline significantly in price over short of extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, country or sector of the market. Common stock is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.
Arrow Dow Jones Global Yield ETF | Preferred Stock Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Preferred Stock Risks: Preferred stocks are subject not only to risks generally applicable to equity securities, but also risks associated with fixed-income securities, such as interest rate risk. A company’s preferred stock, which may pay fixed or variable rates of return, generally pays dividends only after the company makes required payments to creditors, including vendors, depositors, counterparties, holders of its bonds and other fixed-income securities. As a result, the value of a company’s preferred stock will react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred stock may be less liquid than many other types of securities, such as common stock, and generally has limited or no voting rights. In addition, preferred stock is subject to the risks that a company may defer or not pay dividends, and, in certain situations, may call or redeem its preferred stock or convert it to common stock.
Arrow Dow Jones Global Yield ETF | ETF Structure Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Structure Risks: The Fund is structured as an ETF and as a result is subject to the special risks, including:
Arrow Dow Jones Global Yield ETF | Not Individually Redeemable [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Not Individually Redeemable: Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as “Creation Units.” There can be no assurance that there will be sufficient liquidity in Shares in the secondary market to permit assembly of a Creation Unit. In addition, investors may incur brokerage and other costs in connection with assembling a Creation Unit.
Arrow Dow Jones Global Yield ETF | Trading Issues [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading Issues: Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, which may result in the Shares being delisted. An active trading market for Shares may not be developed or maintained. If the securities in the Fund’s portfolio are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants (“Authorized Participants”) that can post collateral on an agency basis is limited, which may limit the market for Shares.
Arrow Dow Jones Global Yield ETF | Fixed-Income Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Fixed-Income Securities Risk: Fixed-income securities are subject to special risks, including interest rate risk, credit risk and prepayment risk.
Arrow Dow Jones Global Yield ETF | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk: Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. Generally, the value of debt securities falls as interest rates rise. Fixed income securities differ in their sensitivities to changes in interest rates. Fixed income securities with longer effective durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter effective durations.
Arrow Dow Jones Global Yield ETF | Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Credit Risk: Credit risk is the risk that the inability or perceived inability of an issuer to make interest and principal payments will cause the value of its securities to decrease, and cause the Fund a loss. If an issuer’s financial health deteriorates, it may result in a reduction of the credit rating of the issuer’s securities. Declines in credit quality can result in bankruptcy for the issuer and permanent loss of investment. The fixed income securities held by the Fund are subject to the risk that the issuer will be unwilling or unable to satisfy its obligations to the Fund, including the periodic payment of interest or the payment of principal upon maturity.
Arrow Dow Jones Global Yield ETF | Prepayment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Prepayment Risk: Prepayment risk is the risk that issuers of callable securities with high interest coupons prepay (or “call”) their bonds before their maturity date due to falling interest rates. If a call were exercised by the issuer during a period of declining interest rates, the Fund is likely to have to replace such called security with a lower yielding security. If that were to happen, it would decrease the Fund’s net investment income.
Arrow Dow Jones Global Yield ETF | Foreign Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Markets Risk: Foreign investments are subject to the same risks as domestic investments and additional risks, including international trade, currency, political, regulatory and diplomatic risks, which may affect their value. Foreign markets are subject to special risks associated with foreign investments including, but not limited to: lower levels of liquidity and market efficiency; greater securities price volatility; exchange rate fluctuations and exchange controls; limitations on foreign ownership of securities; imposition of withholding or other taxes; imposition of restrictions on the expatriation of the assets of the Fund; difficulties in enforcing contractual obligations; lower levels of regulation of the securities market; risks in clearance and settlement processes; and weaker accounting, disclosure and reporting requirements. Shareholder and bondholder rights under the laws of some foreign countries may not be as favorable as U.S. laws. Also, foreign securities are subject to the risk that their market price may not reflect the issuer’s condition because there is not sufficient publicly available information about the issuer.
Arrow Dow Jones Global Yield ETF | Investing in Other ETFs Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investing in Other ETFs Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in bonds. Each ETF is subject to specific risks, depending on its investments.
Arrow Dow Jones Global Yield ETF | “Junk Bond” Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	“Junk Bond” Risk: Non-investment grade securities and unrated securities of comparable credit quality – generally known as junk bonds – are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations and are considered highly speculative. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions whether real or perceived, and adverse economic conditions. In addition, there may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell. Issuers of lower-rated securities also have a greater risk of default and bankruptcy.
Arrow Dow Jones Global Yield ETF | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk: Some securities held by the Fund may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time, the Fund may incur a loss and may not achieve a high correlation with the Index.
Arrow Dow Jones Global Yield ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.
Arrow Dow Jones Global Yield ETF | Market Price Variance Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Price Variance Risk: The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.
Arrow Dow Jones Global Yield ETF | MLP Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	MLP Securities Risk: Investments in the debt and equity securities of MLPs involve risks that differ from an investment in common stock. Holders of units of MLPs have more limited control rights and limited rights to vote on matters affecting the MLP as compared to holders of stock of a corporation. MLPs are controlled by their general partners, which may be subject to conflicts of interest.

General partners typically have limited fiduciary duties to an MLP, which could allow a general partner to favor its own interests over the MLP’s interests. General partners of MLPs also often have limited call rights that may require unitholders to sell their common units at an undesirable time or price. MLPs may issue additional common units without unitholder approval, which would dilute the interests of existing unitholders, including the Fund’s ownership interest. The amount of cash that each individual MLP can distribute to the Fund, which the Fund then uses to pay or distribute to its shareholders, will depend on the amount of cash the MLP generates from operations. This will vary from quarter to quarter depending on factors affecting the natural gas infrastructure market generally and on factors affecting the particular business lines of the MLP. Available cash will also depend on an MLP’s level of operating costs (including incentive distributions to its general partner), level of capital expenditures, debt service requirements, acquisition costs (if any), fluctuations in working capital needs and other factors. One benefit of MLPs depends largely on the MLPs being classified as partnerships for federal tax purposes and the MLPs having no federal income tax liability at the entity level. A change in current federal tax law or a change in an MLP’s business might cause the MLP not to be taxed as a partnership. Treatment of one or more MLPs as a corporation for federal tax purposes could affect the Fund’s ability to meet its investment objective and would reduce the amount of cash available to pay or distribute to shareholders.

Arrow Dow Jones Global Yield ETF | MLP Tax Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	MLP Tax Risks: The benefit you are expected to derive from the Fund’s investments in MLPs depends largely on the MLPs being classified as partnerships for federal tax purposes. As a partnership, an MLP has no federal income tax liability at the entity level. If, as a result of a change in current law or a change in an MLP’s business, an MLP were treated as a corporation for federal purposes, the MLP would be obligated to pay federal income tax on its taxable income at the corporate tax rate and the amount of cash available for distribution would be reduced and part of all of the distributions the Fund receives might be taxed entirely as dividend income. Therefore, treatment of one or more MLPs as a corporation for federal tax purposes could affect the Fund’s ability to meet its investment objective and would reduce the amount of cash available to pay or distribute to shareholders.
Arrow Dow Jones Global Yield ETF | Non-Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Non-Correlation Risk: The Fund’s return may not match the return of the Index for a number of reasons, including: the Fund incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities; the Fund may not be fully invested at times; the performance of the Fund and the Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Index resulting from legal restrictions, cost or liquidity constraints and; if used, representative sampling may cause the Fund’s tracking error to be higher than would be the case if the Fund purchased all of the securities in the Index.
Arrow Dow Jones Global Yield ETF | Passive Strategy/Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Passive Strategy/Index: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of underlying securities. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
Arrow Dow Jones Global Yield ETF | REIT Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	REIT Risk: Investments in securities of real estate companies involve risks including, among others, adverse changes in national, state or local real estate conditions; obsolescence of properties; changes in the availability, cost and terms of mortgage funds; and the impact of changes in environmental laws. The value of a REIT can depend on the structure of and cash flow generated by the REIT. In addition, like mutual funds, REITs have expenses, including advisory and administration fees, which are paid by their shareholders. Further, the failure of a company to qualify as a REIT or comply with applicable federal tax requirements could have adverse consequences for the Fund, including significantly reducing return to the Fund on its investment.
Arrow Dow Jones Global Yield ETF | RIC Qualification Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	RIC Qualification Risk: To qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended, the Fund must meet certain income source, asset diversification and annual distribution requirements. The Fund’s MLP investments may make it more difficult for the Fund to meet these requirements. The asset diversification requirements include a requirement that, at the end of each quarter of each taxable year, not more than 25% of the value of the Fund’s total assets is invested in the securities (including debt securities) of one or more “qualified publicly traded partnerships”; the Fund anticipates that the MLPs in which it invests will be “qualified publicly traded partnerships”. If the Fund’s MLP investments exceed this 25% limitation, then the Fund would not satisfy the diversification requirements and could fail to qualify as a RIC. If, in any taxable year, the Fund fails to qualify as a RIC for any reason, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of our distributions.
Arrow Dow Jones Global Yield ETF | Royalty Trust Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Royalty Trust Risk: Investments in royalty trusts, which differ from owning shares of a corporation, will have varying degrees of risk depending on the sector and the underlying assets. They will also be subject to general risks associated with business cycles, commodity prices, interest rates, and other economic factors. Typically, royalty trusts are more volatile than fixed-income securities and preferred shares. To the extent that claims against a royalty trust are not satisfied by the trust, investors in the trust (including the Fund if it is an investor in the Trust) could be held responsible for those claims. Royalty trusts may be subject to certain risks associated with a decline in demand for crude oil, natural gas and refined petroleum products, which, in turn, could adversely affect income and royalty trust revenues and cash flows. Factors that could lead to a decrease in market demand include a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand for such products. A rising interest rate environment could adversely impact the performance of royalty trusts. Rising interest rates could limit the capital appreciation of royalty trusts because of the increased availability of alternative investments at more competitive yields.
Arrow Dow Jones Global Yield ETF | Sampling Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sampling Risk: The Fund’s use of a representative sampling approach, if used, could result in its holding a smaller number of securities than are in the Index. As a result, an adverse development with an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Index. To the extent the assets in the Fund are smaller, these risks will be greater.
Arrow Dow Jones Global Yield ETF | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sector Risk: Securities in the sectors of the Index or in the Fund’s portfolio may underperform in comparison to the general securities markets or other sectors.
Arrow Dow Jones Global Yield ETF | Small and Medium Capitalization Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Small and Medium Capitalization Company Risk: Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These companies may be more dependent on single products or key personnel, and may be newer than larger, more established companies with less information to evaluate.
Arrow Dow Jones Global Yield ETF | Sovereign Debt Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sovereign Debt Securities Risk: Investments in sovereign debt obligations involve special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Fund’s net asset value, may be more volatile than prices of U.S. debt obligations. In the past, certain non-U.S. markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts.
Arrow Dow Jones Global Yield ETF | Arrow Dow Jones Global Yield ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GYLD
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 930
Annual Return 2013	rr_AnnualReturn2013	8.05%
Annual Return 2014	rr_AnnualReturn2014	(1.11%)
Annual Return 2015	rr_AnnualReturn2015	(21.30%)
Annual Return 2016	rr_AnnualReturn2016	13.86%
Annual Return 2017	rr_AnnualReturn2017	5.85%
Annual Return 2018	rr_AnnualReturn2018	(9.35%)
Annual Return 2019	rr_AnnualReturn2019	14.60%
Annual Return 2020	rr_AnnualReturn2020	(11.47%)
Annual Return 2021	rr_AnnualReturn2021	16.66%
Annual Return 2022	rr_AnnualReturn2022	(7.30%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(7.30%)
5 Years	rr_AverageAnnualReturnYear05	(0.11%)
10 Years	rr_AverageAnnualReturnYear10	0.08%
Since Inception	rr_AverageAnnualReturnSinceInception	0.88%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 08, 2012
Arrow Dow Jones Global Yield ETF | Arrow Dow Jones Global Yield ETF | Return after Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(8.62%)
5 Years	rr_AverageAnnualReturnYear05	(2.40%)
10 Years	rr_AverageAnnualReturnYear10	(2.29%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.49%)	[2]
Arrow Dow Jones Global Yield ETF | Arrow Dow Jones Global Yield ETF | Return after Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(3.95%)
5 Years	rr_AverageAnnualReturnYear05	(0.91%)
10 Years	rr_AverageAnnualReturnYear10	(0.75%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.14%)	[2]

[1]	The Dow Jones Global Composite Yield Index is constructed by equally weighting the five global high-yield index baskets, each of which is made up of 30 equally weighted components. Investors cannot invest directly in an index.
[2]	Commencement of trading was May 8, 2012.